SA JPMorgan Large Cap Core Portfolio Investment Strategy - SA JPMorgan Large Cap Core Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in large capitalization companies. Large capitalization companies are those with market capitalizations similar to companies in the Russell 1000® Index (the “Index”). As of February 28, 2026, the market capitalization range of the companies in the Index was between approximately $17,085 million to $4.32 trillion. The Portfolio intends to invest in equity investments selected for their potential to achieve capital appreciation over the long-term. The Portfolio generally invests in common stocks of U.S. companies and may invest in companies of any market capitalization range. The Portfolio focuses on those equity securities that it considers attractively valued and seeks to outperform its benchmark through superior stock selection. By emphasizing attractively valued equity securities, the Portfolio seeks to produce returns that exceed those of its benchmark. The Portfolio may also invest in equity securities that the subadviser believes have above-average growth potential. In managing the Portfolio, the subadviser employs a three-step process that combines research, valuation and stock selection. The subadviser takes an in-depth look at company prospects, which is designed to provide insight into a company’s real growth potential. The research findings allow the subadviser to rank the companies in each sector group according to their relative value. As part of its investment process, the subadviser seeks to assess the impact of environmental, social and governance (“ESG”) factors on many issuers in the universe in which the Portfolio invests. The subadviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Portfolio’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers may be purchased and retained by the Portfolio for reasons other than material ESG factors while the Portfolio may divest or not invest in securities of issuers that may be positively impacted by such factors. On behalf of the Portfolio, the subadviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the subadviser buys equity securities that are identified as attractively valued and considers selling them when they appear to be overvalued. Along with attractive valuation, the subadviser often considers a number of other criteria: •catalysts that could trigger a rise in a stock’s price; •high potential reward compared to potential risk; and •temporary mispricings caused by apparent market over-reactions. The Portfolio may use derivatives, primarily futures contracts, to gain exposure to the Index or certain securities in the Index or to more effectively gain targeted equity exposure from its cash positions. To the extent the Portfolio invests in index futures with exposure to securities in the Index, it may have the effect of increasing the Portfolio’s exposure to a relatively small number of securities, making the Portfolio’s shares more sensitive to the economic results of those securities.